FINANCIAL INSTRUMENTS - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions		Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	[1]	£ 448,567	£ 440,200
Debt securities		71,552	87,397
Total held at fair value through profit or loss	[1]	206,771	191,169
Level 3 financial assets carried at fair value		256,959	248,385
Financial liabilities at fair value through profit or loss		23,123	22,646
Derivative financial instruments		18,060	27,313
Level 3 financial liabilities carried at fair value		86,223	88,411
Securitisation notes and other | Favourable changes
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss		1	1
Securitisation notes and other | Unfavourable changes
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss		£ (1)	£ (1)
Securitisation notes and other | Interest rate spreads | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities		(0.0050)	(0.0050)
Securitisation notes and other | Interest rate spreads | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities		0.0050	0.0050
Derivative liabilities | Interest rate volatility | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities		0.13	0.13
Derivative liabilities | Interest rate volatility | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities		1.68	1.28
Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		£ 25,368	£ 24,009
Total held at fair value through profit or loss		206,771	191,169
Financial assets at fair value through profit or loss | Favourable changes
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		502	528
Financial assets at fair value through profit or loss | Favourable changes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		123	91
Financial assets at fair value through profit or loss | Unfavourable changes
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		(460)	(651)
Financial assets at fair value through profit or loss | Unfavourable changes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		£ (131)	£ (121)
Financial assets at fair value through profit or loss | Interest rate spreads | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets		(0.0050)	(0.0050)
Financial assets at fair value through profit or loss | Interest rate spreads | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets		0.0213	0.0215
Financial assets at fair value through profit or loss | Credit spreads | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets		0.07	0.05
Financial assets at fair value through profit or loss | Credit spreads | Favourable changes | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities		£ 13	£ 10
Financial assets at fair value through profit or loss | Credit spreads | Unfavourable changes | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities		£ (13)	£ (10)
Financial assets at fair value through profit or loss | Earnings multiple | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets, multiple		3.5	1.0
Financial assets at fair value through profit or loss | Earnings multiple | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets, multiple		14.9	15.2
Financial assets at fair value through profit or loss | Earnings multiple | Favourable changes | Market approach
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		£ 191	£ 72
Financial assets at fair value through profit or loss | Earnings multiple | Unfavourable changes | Market approach
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		(191)	(72)
Financial assets at fair value through other comprehensive income | Favourable changes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		14	6
Financial assets at fair value through other comprehensive income | Unfavourable changes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		(14)	£ (6)
Derivative assets | Interest rate volatility | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets			0.13
Derivative assets | Interest rate volatility | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets			1.28
Derivative assets | Interest rate volatility | Favourable changes | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives		10	£ 8
Derivative assets | Interest rate volatility | Unfavourable changes | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives		(23)	(6)
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities		0	0
Financial liabilities at fair value through profit or loss		37	45
Derivative financial instruments		944	1,374
Level 3 | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		9,793	11,501
Total held at fair value through profit or loss		13,313	15,046
Discounted cash flows | Financial assets at fair value through profit or loss | Favourable changes | Broker quotes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds		22	6
Discounted cash flows | Financial assets at fair value through profit or loss | Unfavourable changes | Broker quotes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds		(16)	(34)
Lead manager or broker quote/consensus pricing | Financial assets at fair value through other comprehensive income | Favourable changes | Broker quotes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities		4	6
Lead manager or broker quote/consensus pricing | Financial assets at fair value through other comprehensive income | Unfavourable changes | Broker quotes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities		(4)	(6)
Cost or valuation | Securitisation notes and other
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss		37	45
Cost or valuation | Derivative liabilities | Interest rate volatility | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Derivative financial instruments		944	1,374
Cost or valuation | Derivative liabilities | Interest rate volatility | Favourable changes | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Derivative financial instruments		0	0
Cost or valuation | Derivative liabilities | Interest rate volatility | Unfavourable changes | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Derivative financial instruments		0	0
Cost or valuation | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		9,793	11,501
Total held at fair value through profit or loss		13,313	15,046
Cost or valuation | Financial assets at fair value through profit or loss | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		892	634
Cost or valuation | Financial assets at fair value through profit or loss | Credit spreads | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities		191	226
Cost or valuation | Financial assets at fair value through profit or loss | Earnings multiple | Market approach
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		1,692	1,905
Cost or valuation | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial assets available-for-sale		305	346
Cost or valuation | Financial assets at fair value through other comprehensive income | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		235	166
Cost or valuation | Derivative assets | Interest rate volatility | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives		893	981
Cost or valuation | Level 3 | Financial liabilities at fair value, class
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial liabilities carried at fair value		981	1,419
Cost or valuation | Level 3 | Financial assets at fair value, class
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial assets carried at fair value		14,511	16,373
Cost or valuation | Discounted cash flows | Financial assets at fair value through profit or loss | Broker quotes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds		745	780
Cost or valuation | Lead manager or broker quote/consensus pricing | Financial assets at fair value through other comprehensive income | Broker quotes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities		£ 70	£ 180

[1]	See note 1 regarding changes to presentation.